Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation

(a) Basis of Presentation

These consolidated financial statements include the accounts of the Company and subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

Use of Estimates

(b) Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and disclosures in the Company’s financial statements and notes thereto. Significant estimates and assumptions made by management include valuation allowances for receivables and deferred tax assets, application of appropriate revenue recognition standards, estimated useful lives of property and equipment, and share-based compensation. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions. Actual results could differ from those estimates.

Cash and Cash Equivalents

(c) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are recorded at cost, which approximates fair market value.

Fair Value of Financial Instruments

(d) Fair Value of Financial Instruments

Fair value represents the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on the following three levels of inputs, of which the first two are considered observable and the last one is considered unobservable:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than unadjusted quoted prices in active markets included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities on the consolidated balance sheets approximate their fair value due to their short-term maturity.

For the nine months ended September 30, 2012, the Company’s warrants to purchase shares of Series C convertible preferred stock, which are now warrants to purchase shares of common stock, were measured using unobservable inputs that required a high level of judgment to determine fair value, and thus were classified as Level 3 inputs. The fair value of the warrants were estimated using a Black Scholes option pricing model (See Note 5–Warrants).

(d) Fair Value of Financial Instruments

The Company applies the principles of FASB Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures, to all financial and non-financial assets and liabilities. Statement 157 defines “fair value” in the context of accounting and financial reporting and establishes a framework for measuring fair value under generally accepted accounting standards. As of December 31, 2011, the Company did not have any significant nonfinancial assets or liabilities measured or disclosed at fair value for which the provisions of ASC 820 have been applied.

The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3—Unobservable inputs.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and short-term and long-term debt. The carrying values of cash and cash equivalents, accounts receivable, and accounts payable on the consolidated balance sheet approximate their fair value, based on their short-term nature. The carrying value of the Company’s long-term debt at December 31, 2011 approximates fair value based on discounted cash flow analyses using appropriate current discount rates (Level 2 within the fair value hierarchy).

At December 31, 2011, the Company’s warrants to purchase Series C convertible preferred stock were measured using unobservable inputs that required a high level of judgment to determine fair value, and thus were classified as Level 3 inputs (note 8(c)(ii)). The fair value of the warrants was estimated using a Black-Scholes options pricing model. The following assumptions were used at December 31, 2011 to value the warrants that were issued in June 2007 to purchase 75,000 shares of Series C convertible preferred stock: risk-free rate of 0.36%; estimated volatility of 58.61%; term of 3.0 years; and zero dividend yield. The following assumptions were used to value the warrants issued on December 28, 2010 to purchase 93,750 shares of Series C convertible preferred stock: risk-free rate of 1.35%; estimated volatility of 58.60%; term of 6.0 years; and zero dividend yield.

Accounts Receivable and Significant Customers

(e) Accounts Receivable and Significant Customers

Accounts receivable represent amounts due from customers. No single customer accounted for more than 10% of the total accounts receivable as of December 31, 2010 and 2011, and no single customer accounted for more than 10% of total revenue during 2009, 2010 or 2011.

Concentration of Credit Risk

(f) Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentration of credit risk consist primarily of cash and cash equivalents and trade account receivables. The Company maintains an allowance for doubtful accounts receivable based upon historical loss patterns, the number of days billings past due and an evaluation of the potential risk of loss associated with specific accounts.

Investment Tax Credits

(g) Investment Tax Credits

The Company claims investment tax credits in Canada arising from qualifying scientific research and experimental development expenditures. Certain refundable claims resulting from qualifying costs do not have characteristics of income tax benefits, and are recorded as a reduction of research and development expenses. Nonrefundable investment tax credits are recorded as a reduction of income tax expense.

The claims prepared by management are subject to review by the Canada Revenue Agency and the relevant provincial ministries and, as a result, reported amounts may change if any adjustments are made upon review.

The Company recognizes the investment tax credits when a reasonable estimate can be made. In 2009, 2010 and 2011, net refundable investment tax credits of approximately $39,000, $420,000 and $179,000, respectively, were recognized in the consolidated financial statements. As of December 31, 2011, the Company has accumulated refundable credits recognized, but not received, of approximately $304,000.

Deferred Commissions

(h) Deferred Commissions

Deferred commissions are the incremental costs that are directly associated with subscription contracts with customers and consist of sales commissions paid to the Company’s direct sales force. Commission charges are deferred and amortized over the terms of the related customer contracts consistent with the related subscription revenue. Amortization of deferred commissions is included in marketing and sales expense in the accompanying consolidated statements of operations.

Property and Equipment

(i) Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization and are amortized over their estimated useful lives as follows:

	Basis	Useful Life
Equipment under capital leases	Straight line method	Shorter of useful life or term of lease
Computer equipment	Straight line method	3 years
Software licenses	Straight line method	3 years
Furniture and fixtures	Straight line method	5 years
Leasehold improvements	Straight line method	Shorter of useful life or term of lease

Impairment of Long-Lived Assets

(j) Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets in accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment—Overall. Long-lived assets are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If such review indicates that the carrying amount of long-lived assets is not recoverable from future undiscounted cash flows, the carrying amount of such assets is reduced to the lower of the carrying value or fair value.

In addition to the recoverability assessment, the Company routinely reviews the remaining estimated lives of its long-lived assets. Any reduction in the useful life assumption will result in increased depreciation and amortization expense in the period when such determinations are made, as well as in subsequent periods. There was no impairment of long-lived assets during 2009, 2010 or 2011.

Capital Leases

(k) Capital Leases

Computer equipment leases are capitalized when the Company assumes substantially all risks and benefits of ownership of the computer equipment. Accordingly, the Company records the asset and obligation at an amount equal to the lesser of the fair market value of the computer equipment or the net present value of the minimum lease payments at the beginning of the lease.

Leased computer equipment is amortized using the straight-line basis over the shorter of its estimated useful life or the lease term.

Deferred Tax Assets and Liabilities

(l) Deferred Tax Assets and Liabilities

Income taxes are accounted for under the asset and liability method, under which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. To the extent that it is not considered to be more likely than not that a deferred tax asset will be realized, a valuation allowance is established. The Company applies the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48) (included in FASB ASC Subtopic 740-10, Income Taxes—Overall), which provides guidance related to the accounting for uncertain tax positions. In accordance with FIN 48, the Company only recognizes the tax benefit from an uncertain tax position if it is more-likely than-not that the tax position will be sustained on examination.

Revenue Recognition

(e) Revenue Recognition

The Company derives its revenue from four sources: (i) subscription revenue relating to subscription fees from customers accessing its on-demand application service; (ii) customer support beyond the standard support that is included in the basic subscription fee; (iii) installation and deployment services; and (iv) other professional service revenue from consultation and training fees. The Company provides its on-demand application as a service and follows the provisions of FASB ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements (“ASC 605-25”). The Company recognizes revenue when all of the following conditions are met:

(i)	There is persuasive evidence of an arrangement;

(ii)	The service has been provided to the customer;

(iii)	The collection of the fees is reasonably assured; and

(iv)	The amount of fees to be paid by the customer is fixed or determinable.

The Company’s arrangements do not contain general rights of return.

The Company adopted the provisions of FASB ASU 2009-13, Revenue Recognition (“Topic 605”): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, Revenue Arrangements with Multiple Deliverables) with respect to its multiple-element arrangements entered into or significantly modified on or after January 1, 2011. ASU 2009-13 amends ASC 605-25 to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (“VSOE”) or third party evidence of selling price (“TPE”) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered.

In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company estimates the selling prices of those elements. The overall arrangement fee of the Company’s multiple element arrangements are allocated to each element (both delivered and undelivered items) based on their relative selling prices, regardless of whether those selling prices are evidenced by VSOE or TPE or are based on the entity’s estimated selling price.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to its subscription services. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considers that no other vendor sells similar subscriptions given the unique nature and functionality of its service offering, and therefore has determined that it is not able to establish TPE of its selling price. Accordingly, the Company has determined the best estimated selling price based on the following:

•

Expected discounts from the list price for each service offering, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment.

•	An analysis of the historical pricing with respect to both of the Company’s bundled and standalone subscription arrangements.

The Company has established VSOE of selling price for its professional services based on an analysis of separate sales of such services.

The Company’s multiple-element arrangements include the sale of a subscription with one or more associated professional service offerings, each of which are individually considered separate units of accounting. The Company allocated revenue to each element in a multiple-element arrangement based upon the relative selling price of each deliverable.

Subscription and support revenue is recognized ratably over the contract terms beginning on the activation date of each contract. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria has been met.

Consulting services, including professional services and training have a stand-alone value from the related subscription services. Professional services, including implementation services and other standard professional services are generally provided under fixed price, short-term arrangements. These services are generally performed beginning at the point of subscription activation and spanning over periods of approximately 60, 90, or 120 days, depending on the nature of the services. Revenues relating to these services are recognized ratably over the period that the services are provided. Certain other standard professional service and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are generally provided under fixed price, short-term arrangements, and the revenue is deferred and recognized upon customer acceptance of the service deliverable. Training revenue is recognized after the service has been performed. Revenue related to our user conference is recognized upon completion of the conference.

(m) Revenue Recognition

The Company derives its revenue from four sources:    (i) subscription revenue relating to subscription fees from customers accessing its on-demand application service; (ii) customer support beyond the standard support that is included in the basic subscription fee; (iii) installation and deployment services; and (iv) other professional service revenue from consultation and training fees. The Company provides its on-demand application as a service and follows the provisions of FASB ASC Subtopic 605-25, Revenue Recognition — Multiple-Element Arrangements. The Company recognizes revenue when all of the following conditions are met:

(i)    There is persuasive evidence of an arrangement;

(ii)    The service has been provided to the customer;

(iii)    The collection of the fees is reasonably assured; and

(iv)    The amount of fees to be paid by the customer is fixed or determinable.

The Company’s arrangements do not contain general rights of return.

The Company adopted the provisions of FASB ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, Revenue Arrangements with Multiple Deliverables) with respect to its multiple-element arrangements entered into or significantly modified on or after January 1, 2011. ASU 2009-13 amends ASC 605-25 to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (VSOE) or third party evidence of selling price (TPE) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered.

In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company estimates the selling prices of those elements. The overall arrangement fee of the Company’s multiple element arrangements are allocated to each element (both delivered and undelivered items) based on their relative selling prices, regardless of whether those selling prices are evidenced by VSOE or TPE or are based on the entity’s estimated selling price.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to its subscription services. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considers that no other vendor sells similar subscriptions given the unique nature and functionality of its service offering, and therefore has determined that it is not able to establish TPE of selling price. Therefore, the Company has determined the best estimated selling price based on the following:

•

Expected discounts from the list price for each service offering, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment.

•	An analysis of the historical pricing with respect to both of the Company’s bundled and standalone subscription arrangements.

The Company has established VSOE of selling price for its professional services based on an analysis of separate sales of such services.

The Company’s multiple-element arrangements includes the sale of a subscription with one or more associated professional service offerings, each of which are individually considered separate units of accounting. The Company allocated revenue to each element in a multiple-element arrangement based upon the relative selling price of each deliverable.

Subscription and support revenue is recognized ratably over the contract terms beginning on the activation date of each contract. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met.

Consulting services, including professional services and training have stand alone value from the related subscription services. Professional services, including implementation services and other standard professional services are generally provided under fixed price, short-term arrangements. These services are generally performed beginning at the point of subscription activation and spanning over periods of approximately 60, 90, or 120 days, depending on the nature of the services. Revenues relating to these services are recognized ratably over the period that the services are provided. Certain other standard professional service and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are generally provided under fixed price, short-term arrangements, and the revenue is deferred and recognized upon customer acceptance of the service deliverable. Training revenue is recognized after the service has been performed. Revenue related to our user conference is recognized upon completion of the conference.

Prior to the adoption of ASU 2009-13, fees for consulting services that did not qualify for separate accounting because VSOE or TPE of fair value did not exist, were recognized ratably over the remaining term of the subscription contract.

Prior to the adoption of ASU 2009-13, when subcontractors were used to provide all or a portion of consulting services, the Company deferred the direct and incremental subcontracting costs related to the consulting arrangement and amortized those costs over the same time period as the consulting revenue was recognized, which generally was over the term of the related subscription period. After adoption of ASU 2009-13, subcontractor costs are recognized as those services are performed, which coincides with the period over which the consulting service revenue is recognized. These deferred costs are included in deferred commissions and other deferred costs on the consolidated balance sheet.

The adoption of ASU 2009-13 results in more professional services fees being recognized as revenue as those services are performed. Previously, a substantial portion of the professional service fees had been deferred and recognized over the remaining term of the related subscription services arrangement. During 2011, the Company recognized approximately $2.2 million more of professional services revenue than would have been recognized prior to the adoption of ASU 2009-13. During 2011, the Company recognized approximately $0.7 million more of subcontractor costs than would have been recognized prior to the adoption of ASU 2009-13. Net loss during 2011 would have been higher by approximately $1.5 million prior to the adoption of ASU 2009-13.

Deferred Revenue

(n) Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from the Company’s subscription services described above and is recognized as the revenue recognition criteria are met. The Company generally invoices its customers in annual or quarterly installments. Deferred revenue also includes certain deferred professional services fees which are recognized as revenue ratably over the subscription contract term. The Company defers the professional service fees in situations where the professional services and subscription contracts are accounted for as a single unit of accounting. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent.

Cost of Revenue

(o) Cost of Revenue

The cost of subscription and support revenue primarily consists of hosting costs, data communication expenses, depreciation expenses associated with computer equipment, personnel and related costs, including salaries, bonuses, payroll taxes, recruiting fees and stock compensation, software license fees and amortization expense associated with capitalized software, as well as an allocation of overhead such as rent, IT costs, depreciation and amortization and employee benefit costs, to cost of revenue based on headcount. Cost of professional services revenue primarily consists of personnel and related costs, third party contractors and allocated overhead.

Other Income (Expense)

(p) Other Income (Expense)

Other income (expense) primarily consists of interest income, interest expense, and the change in fair value of the warrants to purchase Series C convertible preferred stock warrants. The year ended December 31, 2011 also includes expense of approximately $0.2 million related to the disposal of equipment.

Research and Development

(q) Research and Development

Research and development expenditures are expensed as incurred. The Company evaluates certain software development costs to determine if they should be capitalized. Based on the Company’s product development process, technological feasibility is established upon completion of a working model. To date, the period between achieving technological feasibility and general availability of such software has been short and software costs qualifying for capitalization have been immaterial. Accordingly, the Company has not capitalized any software development costs.

Stock-Based Compensation Plans

(r) Stock-Based Compensation Plans

The Company accounts for its employee stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. FASB ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes option-pricing model.

Determining the fair value of stock-based compensation awards under this model requires judgment, including estimating the value per share of the Company’s common stock, estimated volatility, risk free rate, expected term and estimated dividend yield. The assumptions used in calculating the fair value of stock-based compensation awards represent the Company’s best estimates, based on management judgment. The estimate of the value per share of the Company’s common stock used in the option-pricing model is based on contemporaneous valuations performed with the assistance of an unrelated third party valuation specialist. The estimated dividend yield is zero since the Company has not issued dividends to date and does not anticipate issuing dividends. The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero coupon issues with an equivalent remaining term. The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of similar public companies. The expected term of the Company’s option plans represent the period that its stock-based awards are expected to be outstanding. For purposes of determining the expected term in the absence of sufficient historical data relating to stock-option exercises, the Company applies the simplified approach, in which the expected term of an award is presumed to be the mid-point between the vesting date and the expiration date of the award.

The Company accounts for stock-based grants issued to non-employees at fair value, in accordance with the provisions of FASB ASC Topic 505, Equity, Subtopic-50, Equity Based Payments to Nonemployees (EITF 96-18, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services). The measurement date relating to such awards generally occurs when the awards vest. Compensation expense relating to such awards is recognized over the applicable service period of the options in accordance with the method prescribed by ASC Topic 505-50-55-32.

Foreign Currency Transactions

(s) Foreign Currency Transactions

The functional currency of the Company and its subsidiaries is the U.S. dollar. Accounts receivable or payable that are denominated in foreign currencies are translated into U.S. dollars at rates of exchange in effect at the balance sheet date. Revenue and expenses related to transactions denominated in foreign currencies are translated at the average exchange rate during the period. Exchange gains and losses on foreign currency transactions are included in general and administrative expenses on the consolidated statements of operations and amounted to approximately $436,000, and $45,000 in losses for 2009 and 2010, respectively, and approximately $245,000 in gains for 2011.

Comprehensive Income

(f) Comprehensive Income

There was no difference between the net loss presented in the consolidated statements of operations and the comprehensive net loss for the nine months ended September 30, 2012 or 2011.

(t) Comprehensive Income There was no difference between net loss presented in the consolidated statements of operations and comprehensive net loss for 2009, 2010 and 2011.
Redeemable Convertible Preferred Stock

(u) Redeemable Convertible Preferred Stock

The Company applies the guidance in FASB ASC Subtopic 480-10, Distinguishing Liabilities from Equity—Overall, to its redeemable convertible preferred stock. The Company classifies its redeemable convertible preferred stock in between liabilities and permanent equity on the balance sheet since redemption is not solely within the control of the Company. On issuance, the Company records the preferred stock at fair value which is normally the issue price. On each balance sheet date, the Company measures the estimated redemption price and records an accretion change to accrete the preferred stock carrying value to the estimated redeemable value. The Company’s policy is to recognize changes in the redemption value immediately as they occur and adjust the carrying value to the redemption value at each balance sheet date. The resulting increases or decreases in the carrying amount of redeemable convertible preferred stock are treated in the same manner as dividends on nonredeemable stock and are charged against additional paid-in capital to the extent it exists, or else against accumulated deficit.

Warranties and Indemnification

(v) Warranties and Indemnification

The Company’s service is typically warranted to operate in substantial conformity with the Company’s applicable documentation.

The Company’s arrangements generally include certain provisions for indemnifying customers against liabilities if its products or services infringe a third-party’s intellectual property rights. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

The Company has entered into service level agreements with a number of its customers agreeing to certain levels of uptime reliability and performance and permitting those customers to receive credits or terminate their agreements in the event that the Company fails to meet those levels. The Company has not granted any material level of credits under such clauses.

The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by the Company, arising out of that person’s services as the Company’s director or officer or that person’s services provided to any other company or enterprise at the Company’s request. The Company maintains director and officer insurance coverage that would generally enable the Company to recover a portion of any future amounts paid.

Segment Reporting

(w) Segment Reporting

The Company is organized and operates in one reportable segment. The Company’s chief operating decision maker, the chief executive officer, reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance.

Revenue by geographic region is based on the billing address of the customer. Subscription and professional services revenue by geographic region approximates the following:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Revenue:
Americas	$37,569	$45,328	$63,897
Europe	2,777	4,262	6,167
Asia Pacific	612	1,209	1,284

Total revenue	$40,958	$50,799	$71,348

Property and equipment by geographic region approximates the following:

	As of December 31,
	2010	2011
	(in thousands)
Americas	$2,731	$3,616
Europe	137	105
Asia Pacific	0	0

Total property and equipment, net	$2,868	$3,721

Noncontrolling Interest

(x) Noncontrolling Interest

Eloqua, Inc. holds the majority voting interest and consolidates its subsidiary, Eloqua Corporation. Eloqua Corporation has outstanding certain common stock (exchangeable common stock) held by parties other than Eloqua, Inc. Eloqua Corporation’s exchangeable common stock can be converted into shares of Eloqua, Inc. common stock, at any time, at the option of the holder. The exchangeable common stock, by its terms, entitle their holders to rights to receive dividends, rights on liquidation, voting rights, and other rights economically equivalent to the Eloqua, Inc. common stock (notes 7 and 8(b)). However, in legal form, the exchangeable common stock represents shares of the Company’s subsidiary, Eloqua Corporation. Accordingly, the Company has classified the exchangeable common stock as a noncontrolling interest on the consolidated balance sheet, based on the provisions of FASB Statement No. 160 (FASB ASC Topic 810-10, Consolidation).

The exchangeable common stock does not participate in the dividends of Eloqua Corporation, but instead participates in dividends of Eloqua, Inc. The exchangeable common stock is a participating security under the provisions of FASB ASC 260-10-45, Earnings Per Share, for purposes of allocating income (loss) to common stockholders and computing earnings per share on the statement of operations (note 2(y)).

The amount of equity initially allocated to the noncontrolling interest was based on the exchangeable common stockholders’ proportional share of the historical carrying amount of the net assets of Eloqua Corporation at the time that the exchangeable common stock was issued. The Company has generated consolidated losses since the issuance of the exchangeable common stock. Since the exchangeable common stock is considered to be a participating security, no allocation of the Company’s net losses has been allocated to the noncontrolling interest from its issuance through December 31, 2011, as the impact would be anti-dilutive to the calculation of loss per share.

Net loss per share attributable to common stockholders

(g) Net loss per share attributable to common stockholders

The weighted average shares and share equivalents used to calculate basic and diluted loss per share for the nine months ended September 30, 2012 and 2011 are presented on the consolidated statements of operations. Basic net loss per share of common stock is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for a period. Prior to the Company’s initial public offering, because holders of the Company’s convertible preferred stock and holders of the exchangeable common stock were entitled to participate in dividends and earnings of the Company, the Company applied the two-class method in calculating its earnings per share for periods when the convertible preferred stock and the exchangeable common stock were outstanding. The two-class method requires net income to be allocated between the common stockholders, exchangeable common stockholders and preferred stockholders based on their respective rights to receive dividends. Because the preferred stockholders and the exchangeable common stockholders were not contractually obligated to share in the Company’s losses, no such allocation was made for any period presented given the Company’s net losses. Diluted loss per share attributable to common stockholders adjusts the basic weighted average number of shares of common stock outstanding for the potential dilution that could occur if stock options, warrants, exchangeable common stock and convertible preferred stock were exercised or converted into common stock. Diluted loss per share attributable to common stockholders is the same as basic loss per share attributable to common stockholders for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Nine Months Ended September 30,
	2011	2012
	(in thousands)

Options to purchase common stock	6,754	7,872
Common stock warrants	532	266
Series C preferred stock warrants	30	68
Exchangeable common stock	3,627	2,849
Conversion of convertible preferred stock	19,828	15,920

Total	30,771	26,975

(y) Net loss per share attributable to common stockholders

Basic net loss per share of common stock is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for a period. Because holders of the Company’s convertible preferred stock and holders of the exchangeable common stock are entitled to participate in dividends and earnings of the Company, the Company applies the two-class method in calculating our earnings per share for periods when the Company generates net income. The two-class method requires net income to be allocated between the common stockholders, exchangeable common stockholders and preferred stockholders based on their respective rights to receive dividends. Because the preferred stockholders and the exchangeable common stockholders are not contractually obligated to share in the Company’s losses, no such allocation was made for any period presented given the Company’s net losses. Diluted loss per share attributable to common stockholders adjusts the basic weighted average number of shares of common stock outstanding for the potential dilution that could occur if stock options, warrants, exchangeable common stock and convertible preferred stock were exercised or converted into common stock. Diluted loss per share attributable to common stockholders is the same as basic loss per share attributable to common stockholders for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Options to purchase common stock	6,319	6,809	7,426
Common stock warrants	555	516	354
Series C preferred stock warrants	30	30	68
Exchangeable common stock	3,628	3,628	3,626
Conversion of convertible preferred stock	19,828	19,828	19,828

Total	30,360	30,811	31,302

Basis of Presentation

(b) Basis of Presentation

The financial information presented in the accompanying unaudited consolidated financial statements as of September 30, 2012, and for the nine month periods ended September 30, 2012 and 2011, have been prepared in accordance with rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, some information and footnote disclosures required by accounting principles generally accepted in the United States (“U.S. GAAP”) for complete financial statements have been condensed or omitted. In the opinion of management, the accompanying unaudited consolidated financial statements and notes include all adjustments necessary for a fair presentation of the consolidated financial position, results of operations and cash flows for the periods presented. The consolidated financial statements include the accounts of Eloqua, Inc. and its consolidated subsidiaries. All intercompany transactions and balances among consolidated entities have been eliminated. These unaudited consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and notes thereto.

Initial Public Offering

(c) Initial Public Offering

In August 2012, the Company completed its initial public offering (“IPO”) whereby it sold and issued 8,200,000 shares of common stock, including 1,200,000 shares of common stock sold pursuant to the exercise of the underwriters’ option to purchase additional shares, which were sold at a price of $11.50 per share before underwriting discounts and commissions. The offering generated net proceeds to the Company of approximately $87.7 million, after deducting underwriting discounts and commissions but before estimated offering expenses of approximately $3.5 million. The Company’s common stock is traded on the NASDAQ Global Market.

As part of the offering, an additional 1,000,000 shares of common stock were sold by certain existing stockholders at a price of $11.50 per share before underwriting discounts and commissions. The Company did not receive any of the proceeds from the sale of such shares by the selling stockholders.

Upon the closing of the offering, each share of Series A, B, and C preferred stock was converted into common stock on a 2.5-for-1 basis, and each share of exchangeable common stock was converted into one share of common stock, and the warrants to purchase Series C preferred stock were converted into common stock warrants (See Note 4-Preferred Stock, Note 5-Warrants and Note 6-Noncontrolling Interest).

Reverse Stock Split

(h) Reverse Stock split

On May 1, 2012, the Company’s Board of Directors (the “Board”) authorized a reverse stock split of its outstanding common stock and exchangeable common stock at a ratio of 1-for-2.5. On May 3, 2012, the effective date of the reverse stock split, (i) each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock; (ii) the number of shares of common stock into which each outstanding share of our Series A, B and C redeemable, convertible preferred stock, and the outstanding warrants or options to purchase common stock is exercisable were proportionately reduced; and (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased. All share and per share information in the accompanying consolidated financial statements has been retroactively adjusted to reflect the stock split.